Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,156,830)	$ (5,616,728)	$ (7,039,155)	$ (7,867,500)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	197,247	139,845	130,000	670,037
Issuance of convertible promissory notes for services		310,000	310,000	500,000
Warrant modification expense				23,495
(Gain) loss on settlements, net	(14,200)	34,337	18,585	195,650
Foreign currency transaction loss (gain)	488,813	239,498	694,614	(144,605)
Depreciation expense	1,661	1,684	2,225	2,166
Amortization of debt discounts	363,420	628,066	853,459	1,969,514
Change in fair value of derivative liabilities	1,914,980	22,035	7,612	(820,153)
Gain on extinguishment of debt	(1,204,242)	(156,574)	(251,392)
Stock option expense		491,058	516,148	1,686,444
Reduction of put premium due to payment of debt		(80,769)	(80,769)
Accretion of put premium	767,000	1,492,516	1,784,231	1,109,167
Changes in Assets and Liabilities:
GST receivable	1,652	5,864	1,636	21,951
Prepaid expenses and other assets	(130,851)	(83,305)	(29,842)	(4,739)
Prepaid expenses and other assets - related parties				2,263
Accounts payable	(245,642)	745,659	732,794	147,951
Employee benefit liability	185,510	20,076	28,052	23,538
Payment for security deposit				1,660
Accrued expenses	(16,792)	(76,514)	(70,537)	331,660
Accrued interest	146,603	153,167	214,694	100,865
NET CASH USED IN OPERATING ACTIVITIES	(1,793,805)	(1,730,085)	(2,177,645)	(2,050,636)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,874)
NET CASH USED IN INVESTING ACTIVITIES	(2,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments		(2,345)	(2,326)
Proceeds from convertible promissory notes	1,236,000	2,385,781	2,890,080	1,634,500
Repayments of convertible promissory notes	(272,000)	(490,181)	(490,181)
Proceeds from the issuance of common stock	1,031,979
Fees associated with offering costs	(15,000)
Debt issuance cost	(60,850)
Proceeds from note payable				20,000
Repayment of note payable				(20,000)
Repayment of related party loans			(1,085)
Proceeds from the exercise of warrants	30			464,286
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,920,159	1,893,255	2,396,488	2,098,786
Effect of exchange rate changes on cash	(36,191)	(222,917)	(267,965)	(100,177)
NET INCREASE (DECREASE) IN CASH	87,289	(59,747)	(49,122)	(52,027)
CASH AT BEGINNING	19,921	69,043	69,043	121,070
CASH AT END	107,210	9,296	19,921	69,043
Supplemental Disclosure of Cash Flow Information
Interest	100,719	16,899	16,899	537
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Treasury stock re-purchased for reversal of debt conversion				46,477
Cancellation of shares for convertible note payable				112,500
Reduction of put premium related to conversions of convertible notes	1,670,003	678,806	948,129	266,287
Conversion of convertible notes and accrued interest to common stock	3,091,749	2,174,699	2,770,187	1,406,736
Deferred financing costs associated with equity purchase agreement	318,059
Discounts related to warrants issued with convertible debenture				910,178
Discounts related to derivative liability	$ 50,000	$ 510,000	543,744	650,000
Settlement of accounts payable for shares of common stock				$ 50,000